Summary Of Activity In Restructuring Accrual (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Oct. 01, 2011
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 7	$ 7	$ 6
Charges	5	31	56
Non-cash asset impairment		(20)	(35)
Cash payments	(4)	(11)	(20)
Ending balance	8	7	7
Employee Severance And Benefits
Restructuring Cost and Reserve [Line Items]
Beginning balance	4	4	3
Charges	3	7	11
Cash payments	(2)	(7)	(10)
Ending balance	5	4	4
Facilities Exit Costs
Restructuring Cost and Reserve [Line Items]
Beginning balance	3	3	3
Charges	2	4	10
Cash payments	(2)	(4)	(10)
Ending balance	3	3	3
Non-Cash
Restructuring Cost and Reserve [Line Items]
Charges		20	35
Non-cash asset impairment		$ (20)	$ (35)